CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Cumulative Effect, Period of Adoption, Adjustment [Member] CNY (¥)	Common Stock [Member] CNY (¥) shares	Additional Paid-in Capital [Member] CNY (¥)	Treasury Stock [Member] CNY (¥) shares	Accumulated Other Comprehensive Income [Member] CNY (¥)	Statutory Reserves [Member] CNY (¥)	Retained Earnings (accumulated Deficit) [Member] CNY (¥)	Retained Earnings (accumulated Deficit) [Member] Cumulative Effect, Period of Adoption, Adjustment [Member] CNY (¥)	Non-controlling Interest [Member] CNY (¥)
Balance at Dec. 31, 2018	¥ 5,985,738			¥ 102	¥ 5,896,017	¥ (332,121)	¥ 58,210	¥ 256,006	¥ 45,668		¥ 61,856
Balance, Shares at Dec. 31, 2018 | shares				1,533,071,169		(46,301,000)
Issuance of ordinary shares for share-based compensation plans				¥ 1		¥ (1)
Issuance of ordinary shares for share-based compensation plans, shares | shares				17,000,000		(17,000,000)
Repurchase of ordinary shares	(47,173)					¥ (47,173)
Repurchase of ordinary shares, shares | shares						(12,729,500)
Share-based compensation	42,260				42,260
Exercise of share-based compensation plans	34,742				(297,379)	¥ 332,121
Exercise of share-based compensation plans, shares | shares						55,396,235
Net profit	2,374,518								2,372,850		1,668
Dividends paid to shareholders	(390,715)
Foreign currency translation adjustment	12,110
Appropriation to statutory reserve								61,192	(61,192)
Balance at Dec. 31, 2019	8,011,480			¥ 103	5,640,898	¥ (47,174)	70,320	317,198	1,966,611		63,524
Balance, Shares at Dec. 31, 2019 | shares				1,550,071,169		(20,634,265)
Repurchase of ordinary shares	(384,871)					¥ (384,871)
Repurchase of ordinary shares, shares | shares						(139,954,870)
Cumulative effect of accounting change at Dec. 31, 2020	2,651,918		¥ (882,964)							¥ (882,964)
Share-based compensation	42,169				42,169
Exercise of share-based compensation plans	7,347				(23,077)	¥ 30,424
Exercise of share-based compensation plans, shares | shares						15,682,565
Net profit	1,968,581								1,972,700		(4,119)
Dividends paid to shareholders	(263,569)								(263,569)
Foreign currency translation adjustment	(75,462)						(75,462)
Capital injection from non-controlling interest	7,619										7,619
Appropriation to statutory reserve								140,860	(140,860)
Balance at Dec. 31, 2020	8,430,330			¥ 103	5,659,990	¥ (401,621)	(5,142)	458,058	2,651,918		67,024
Balance, Shares at Dec. 31, 2020 | shares				1,550,071,169		(144,906,570)
Repurchase of ordinary shares	(16,228)					¥ (16,228)
Repurchase of ordinary shares, shares | shares						(4,171,000)
Cumulative effect of accounting change at Dec. 31, 2021	4,690,951	$ 736,113
Share-based compensation	95,213				95,213
Exercise of share-based compensation plans	33,208				(60,470)	¥ 93,678
Exercise of share-based compensation plans, shares | shares						32,797,805
Net profit	2,495,316	391,569							2,508,947		(13,631)
Dividends paid to shareholders	(317,569)								(317,569)
Foreign currency translation adjustment	(11,627)	(1,825)					(11,627)
Capital injection from non-controlling interest	967										967
Appropriation to statutory reserve								152,345	(152,345)
Balance at Dec. 31, 2021	¥ 10,709,610	$ 1,680,573		¥ 103	¥ 5,694,733	¥ (324,171)	¥ (16,769)	¥ 610,403	¥ 4,690,951		¥ 54,360
Balance, Shares at Dec. 31, 2021 | shares				1,550,071,169		(116,279,765)